CIRR-system - Subclassifications of financial information (Details) - SEK (kr) kr in Millions	3 Months Ended								12 Months Ended
	Mar. 31, 2018		Mar. 31, 2018		Dec. 31, 2017		Mar. 31, 2017		Dec. 31, 2017		Jan. 02, 2018	Dec. 31, 2016
Comprehensive income
Administrative remuneration for concessionary loans			kr 0				kr 1
Interest revenues			1,056		kr 1,019		886		kr 3,896
Interest expenses			(674)		(614)		(456)		(2,213)
Net interest revenues			382		405		430		1,683
Total comprehensive income	kr 178		178	[1]	242	[1]	170	[1]	672	[1]
Financial position
Cash and cash equivalents	3,667		3,667		1,231		11,633		1,231			kr 7,054
Derivatives	10,117		10,117		7,803				7,803
Other assets	3,642		3,642		3,556				3,556
Prepaid expenses and accrued revenues	2,260		2,260		2,091				2,091
Total assets	284,077		284,077		264,392				264,392
Derivatives	16,915		16,915		16,480				16,480
Accrued expenses and prepaid revenues	2,462		2,462		2,063				2,063
Equity	17,766	[2]	17,766	[2]	17,574	[2]	17,072	[2]	17,574	[2]	kr 17,588	kr 17,136
Total liabilities and equity	284,077		284,077		264,392				264,392
CIRR-System
Comprehensive income
Concessionary loans outstanding	762		762		754				754
Operating profit Concessionary credit program			(10)				(13)
Interest revenues			338		353		332		1,343
Interest expenses			(316)		(309)		(264)		(1,115)
Net interest revenues			22		44		68		228
Interest compensation			0		0		2		26
Exchange-rate differences			2		0		(1)		(6)
Profit before compensation to SEK			24		44		69		248
Administrative remuneration to SEK			(32)		(30)		(32)		(123)
Operating profit CIRR-system			(8)		14		37		125
Reimbursement to (-) / from (+) the State			8		(14)		kr (37)		(125)
Financial position
Cash and cash equivalents	(57)		(57)		10				10
Loans	54,725		54,725		49,124				49,124
Derivatives	1,317		1,317		522				522
Other assets	2,950		2,950		3,472				3,472
Prepaid expenses and accrued revenues	370		370		364				364
Total assets	59,305		59,305		53,492				53,492
Liabilities	54,839		54,839		49,252				49,252
Derivatives	4,069		4,069		3,789				3,789
Accrued expenses and prepaid revenues	397		397		451				451
Total liabilities and equity	59,305		59,305		53,492				53,492
Committed undisbursed loans	64,295		64,295		69,166				69,166
Binding offers	kr 642		kr 642		kr 628				kr 628

[1]	The entire profit is attributable to the shareholder of the Parent Company
[2]	The entire equity is attributable to the shareholder of the Parent Company.